Cover	Jul. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-27756
Entity Registrant Name	ALEXION PHARMACEUTICALS, INC.
Entity Central Index Key	0000899866
Entity Tax Identification Number	85-4136092
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	121 Seaport Boulevard
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	475
Local Phone Number	230-2596
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ALXN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false